Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 12 – INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	December 31, 2022	December 31, 2021
Land use rights	$1,599,693	$1,730,978
Software	1,299,612	29,472
Others	2,284,860	2,472,376
Patent	114,851	124,277
Total	5,299,016	4,357,104
Less: accumulated amortization	(429,362)	(246,075)
Intangible assets, net	$4,869,654	$4,111,029

As of December 31, 2022 and 2021, land use rights of 74,278 and 74,278 square meters with a carrying value of approximately $1.4 million and $1.5 million, respectively, was pledged to the bank as collateral for the Company’s Short-term bank loan (see Note 14).

Amortization expense was $206,964, $34,671 and $29,695 for the years ended December 31, 2022, 2021 and 2020, respectively.

Estimated future amortization expense is as follows:

Twelve months ending December 31,	Amortization expense
2023	$160,446
2024	160,446
2025	160,446
2026	160,446
2027	160,446
2028 and Thereafter	4,067,424
$4,869,654